BASIS OF PREPARATION OF THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS	6 Months Ended
Jun. 30, 2021
Accounting Policies, Accounting Estimates And Errors [Abstract]
BASIS OF PREPARATION OF THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS	BASIS OF PREPARATION OF THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS
BASIS OF PREPARATION
The interim condensed consolidated financial statements for the six and three-month periods ended June 30, 2021 have been prepared in accordance with IAS 34 Interim Financial Reporting as issued by the International Accounting Standards Board ("IASB").
The interim condensed consolidated financial statements do not include all the information and disclosures required in the annual consolidated financial statements and should be read in conjunction with the Group’s audited annual consolidated financial statements as of and for the year ended December 31, 2020.
The preparation of these interim condensed consolidated financial statements has required management to apply accounting policies and methodologies based on complex and subjective judgments, estimates based on past experience and assumptions determined to be reasonable and realistic based on the related circumstances. The use of these judgments, estimates and assumptions affects the amounts reported in the statement of financial position, income statement, statement of cash flows, statement of changes in equity, as well as the notes. The final amounts for items for which estimates and assumptions were made in the consolidated financial statements may differ from those reported in these statements due to the uncertainties that characterize the assumptions and conditions on which the estimates are based.
Certain comparative amounts have been reclassified to conform to the current period presentation. Specifically, the following December 31, 2020 balances were reclassified in the consolidated statement of financial position:
•Short term investments for treasury bills shorter than 3 months maturity relating to micro finance bank operations of US$75 is now presented in cash and cash equivalents. Accordingly the cash flow movement of USD31 M relating to treasury bills has also been presented as cash and cash equivalent.
•Short term portion of license fee payable of US$31 is now presented as other financial liabilities within current debt and derivative liabilities.
STANDARDS, INTERPRETATIONS AND AMENDMENTS ADOPTED BY THE GROUP
The accounting policies adopted in the preparation of the interim condensed consolidated financial statements are consistent with those followed in the preparation of the Group’s annual consolidated financial statements as of and for the year ended December 31, 2020.
A number of new and amended standards became effective as of January 1, 2021, which are not expected to have a material impact on VEON financial statements in current or future reporting periods or on foreseeable future transactions. The Group has not early adopted any other standards, interpretations or amendments that have been issued but have not yet become effective.